Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 254,627	$ 221,119	$ 153,196
Percentage of depreciation expense recorded in cost of goods sold	96.09%	95.66%	98.13%
Construction in progress pending installation	111,703	239,112
Impairment loss	$ 109,027	$ 0	$ 0